Intangible assets - Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets - Other intangible assets (Tables) [Abstract]
The details by asset category of the 'other intangible assets'

The details by asset category of the "other intangible assets" of the consolidated financial statements are as follow:

Cost		IT developments		Other assets	Total
Balance at December 31, 2015		5,202,500		397,716	5,600,216
Additions		652,490		18,395	670,885
Additions resulting mergers		250		89	339
Write-off		(450)		(10,202)	(10,652)
Additions / disposals (net) due to change in the scope of consolidation		4		-	4
Transfers		12,150		-	12,150
Balance at December 31, 2016		5,866,944		405,998	6,272,942

Additions		824,411		12,072	836,483
Write-off		(125,307)		(7,096)	(132,403)
Transfers		4,633		-	4,633
Balance at December 31, 2017		6,570,681		410,974	6,981,655

Additions		804,782		137	804,919
Write-off		(477,434)		(40)	(477,474)
Transfers		11,567		-	11,567
Additions resulting mergers		590		-	590
Additions / disposals (net) due to change in the scope of consolidation		87		-	87
Balance at December 31, 2018		6,910,273		411,071	7,321,344

Accumulated amortization		IT developments		Other assets	Total
Balance at December 31, 2015	-	(2,848,994)		(266,779)	(3,115,773)
Additions		(304,046)		(24,005)	(328,051)
Additions resulting mergers		(249)		-	(249)
Write-off		141		10,202	10,343
Additions / disposals (net) due to change in the scope of consolidation		(1)		-	(1)
Transfers		32,167		3,427	35,594
Balance at December 31, 2016		(3,120,982)		(277,155)	(3,398,137)

Additions		(449,709)		(21,571)	(471,280)
Write-off		854		5,500	6,354
Transfers		17,402		464	17,866
Balance at December 31, 2017		(3,552,435)		(292,762)	(3,845,197)

Additions		(504,009)		(19,246)	(523,255)
Write-off		25,242		-	25,242
Transfers		(1,000,893)		58	(1,000,835)
Additions resulting mergers		(583)		-	(583)
Additions / disposals (net) due to change in the scope of consolidation		(15)		-	(15)
Balance at December 31, 2018		(5,032,693)		(311,950)	(5,344,643)

Losses from non-recovery (Impairment) - IT
Balance at December 31, 2015		(994,802)	-	(8,698)	(1,003,500)
Impact on net profit (1)		898		(6,736)	(5,838)
Write-off		16,193		143	16,336
Balance at December 31, 2016		(977,711)		(15,291)	(993,002)

Impact on net profit		(306,110)	-	-	(306,110)
Transfers		441		-	441
Balance at December 31, 2017		(1,283,380)		(15,291)	(1,298,671)

Impact on net profit (1)		(300,865)		-	(300,865)
Write-off		1,263,535		-	1,263,535
Balance at December 31, 2018		(320,710)		(15,291)	(336,001)

Carrying amount
Balance at December 31, 2016		1,768,251		113,552	1,881,803
Balance at December 31, 2017		1,734,866		102,921	1,837,787
Balance at December 31, 2018		1,556,870		83,830	1,640,700

(1) In 2018, it refers to impairment loss of assets in the acquisition and development of software. The loss in the acquisition and development of software was recorded due to obsolescence function and disruption of these systems.